 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23874

Institutional Investment Strategy Fund
(Exact name of registrant as specified in charter)

c/o Buena Capital Advisors, LLC
2261 Market Street #5190
San Francisco, CA 94114
(Address of principal executive offices)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 535-7096

Date of fiscal year end: March 31
Date of reporting period: September 30, 2024

Explanatory Note: The registrant is filing this amendment to its filing on Form N-CSR for the period ended September 30, 2024, which was originally filed with the Securities and Exchange Commission on November 27, 2024 (Accession Number 0001976685-24-000279) and amended on August 7, 2026 (Accession Number 0001976685-26-000032), to correct certifications pursuant to the Sarbanes-Oxley Act of 2002.

Item 1. Reports to Stockholders.
(a)
2

Semi-Annual Report
September 30, 2024

Fund Performance

TOTAL RETURNS FOR THE PERIOD ENDED SEPTEMBER 30, 2024

	6 months	Since Inception (non-annualized) (03/05/24)
Institutional Investment Strategy Fund NAV	5.78%	8.00%
Endowment-Style Index*	8.35%	10.78%
MSCI ACWI Index*	9.67%	13.10%
S&P 500 Index** (Prior benchmark†)	10.42%	14.36%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares is not reflected in the total returns.

Since inception returns assume a purchase of the Fund at the initial share price of $10.00 per share for share price returns or initial net asset value (NAV) of $10.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

† The Fund has changed its primary benchmark from the S&P 500 Index to the MSCI ACWI Index to better reflect its investment strategy, which may include investments in foreign and domestic equities, both public and private.

* The Endowment-Style Index is comprised of 70% MSCI ACWI Index and 30% Bloomberg U.S. Aggregate Bond Index.  The MSCI ACWI Index captures large and mid cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. The Bloomberg U.S. Aggregate Bond Index measures the investment grade, U.S. dollar-denominated, fix-rated taxable bond market.

** The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.

Schedule of Investments (Unaudited)

	Shares	Value
COMMON STOCKS† - 44.9%
Technology - 13.8%
Apple, Inc.	774	$ 180,342
Microsoft Corp.	384	165,235
NVIDIA Corp.	1,252	152,043
Broadcom, Inc.	236	40,710
Oracle Corp.	82	13,973
Salesforce, Inc.	50	13,685
Advanced Micro Devices, Inc.*	83	13,619
Adobe, Inc.*	23	11,909
Accenture plc — Class A	31	10,958
International Business Machines Corp.	48	10,612
Texas Instruments, Inc.	50	10,329
Intuit, Inc.	16	9,936
QUALCOMM, Inc.	57	9,693
ServiceNow, Inc.*	10	8,944
Applied Materials, Inc.	43	8,688
Analog Devices, Inc.	30	6,905
Micron Technology, Inc.	57	5,912
Fiserv, Inc.*	30	5,389
Lam Research Corp.	6	4,897
KLA Corp.	6	4,646
Intel Corp.*	196	4,598
Autodesk, Inc.*	14	3,857
Cadence Design Systems, Inc.*	14	3,794
Palantir Technologies, Inc. — Class A*	102	3,794
Synopsys, Inc.*	7	3,545
TE Connectivity plc	23	3,473
Paychex, Inc.	24	3,221
Crowdstrike Holdings, Inc. — Class A*	11	3,085
NXP Semiconductor N.V.	12	2,880
Fortinet, Inc.*	32	2,481
Fidelity National Information Services, Inc.	28	2,345
HP, Inc.	63	2,260
Microchip Technology, Inc.	28	2,248
Roper Technologies, Inc.	4	2,226
Gartner, Inc.*	4	2,027
Cognizant Technology Solutions Corp. — Class A	26	2,007
Fair Isaac Corp.*	1	1,944
Electronic Arts, Inc.	13	1,865
Zebra Technologies Corp. — Class A*	5	1,851
Monolithic Power Systems, Inc.	2	1,849
PTC, Inc.*	10	1,807
MSCI, Inc. — Class A	3	1,749
Dell Technologies, Inc. — Class C	14	1,659
ON Semiconductor Corp.*	22	1,597
Take-Two Interactive Software, Inc.*	9	1,383
Hewlett Packard Enterprise Co.	67	1,371
ANSYS, Inc.*	4	1,274
Seagate Technology Holdings plc	10	1,095
Western Digital Corp.*	16	1,093
Teradyne, Inc.	8	1,071
NetApp, Inc.	8	988
Leidos Holdings, Inc.	6	978
Super Micro Computer, Inc.*	2	833
EPAM Systems, Inc.*	2	398
Total Technology		761,071
Consumer, Non-cyclical - 7.8%
Eli Lilly & Co.	41	36,323
UnitedHealth Group, Inc.	49	28,649
Procter & Gamble Co.	133	23,036
Johnson & Johnson	132	21,392
AbbVie, Inc.	91	17,971
Merck & Company, Inc.	128	14,536
Coca-Cola Co.	198	14,228
PepsiCo, Inc.	82	13,944
Thermo Fisher Scientific, Inc.	20	12,371
Abbott Laboratories	95	10,831
Philip Morris International, Inc.	84	10,198
Danaher Corp.	36	10,009
S&P Global, Inc.	18	9,299
Amgen, Inc.	28	9,022
Intuitive Surgical, Inc.*	18	8,843
Pfizer, Inc.	261	7,553
Boston Scientific Corp.*	87	7,291
Stryker Corp.	17	6,141
Vertex Pharmaceuticals, Inc.*	13	6,046
Medtronic plc	67	6,032
Automatic Data Processing, Inc.	21	5,811
Elevance Health, Inc.	11	5,720
Zoetis, Inc.	28	5,470
Bristol-Myers Squibb Co.	104	5,381
Gilead Sciences, Inc.	64	5,366
Regeneron Pharmaceuticals, Inc.*	5	5,256
Colgate-Palmolive Co.	50	5,191
Mondelez International, Inc. — Class A	68	5,010
Cigna Group	14	4,850
HCA Healthcare, Inc.	11	4,471
Becton Dickinson & Co.	17	4,099
CVS Health Corp.	65	4,087
PayPal Holdings, Inc.*	52	4,058
Altria Group, Inc.	72	3,675
General Mills, Inc.	47	3,471
Moody's Corp.	7	3,322
Cintas Corp.	16	3,294
United Rentals, Inc.	4	3,239
Agilent Technologies, Inc.	20	2,970
McKesson Corp.	6	2,966
Keurig Dr Pepper, Inc.	73	2,736
Constellation Brands, Inc. — Class A	10	2,577
Kimberly-Clark Corp.	18	2,561
IDEXX Laboratories, Inc.*	5	2,526
ResMed, Inc.	10	2,441
Quanta Services, Inc.	8	2,385
Humana, Inc.	7	2,217
IQVIA Holdings, Inc.*	9	2,133
Corteva, Inc.	35	2,057
Equifax, Inc.	7	2,057
Edwards Lifesciences Corp.*	31	2,046
Kraft Heinz Co.	58	2,036
Kenvue, Inc.	88	2,035
Centene Corp.*	27	2,033
Cencora, Inc. — Class A	9	2,026
GE HealthCare Technologies, Inc.	21	1,971
Sysco Corp.	25	1,952
Verisk Analytics, Inc. — Class A	7	1,876
Monster Beverage Corp.*	35	1,826
Zimmer Biomet Holdings, Inc.	15	1,619
Biogen, Inc.*	8	1,551
Hershey Co.	8	1,534
Archer-Daniels-Midland Co.	25	1,493
Cardinal Health, Inc.	13	1,437
Kroger Co.	25	1,432
Dexcom, Inc.*	20	1,341
Estee Lauder Companies, Inc. — Class A	12	1,196
Moderna, Inc.*	17	1,136
Kellanova	14	1,130
Global Payments, Inc.	11	1,127
Cooper Companies, Inc.*	10	1,103
Waters Corp.*	3	1,080
McCormick & Company, Inc.	13	1,070
Molina Healthcare, Inc.*	3	1,034
Hologic, Inc.*	12	978
West Pharmaceutical Services, Inc.	3	900
Revvity, Inc.	7	894
Align Technology, Inc.*	3	763
Labcorp Holdings, Inc.	3	670
Catalent, Inc.*	10	606
Solventum Corp.*	7	488
Total Consumer, Non-cyclical		427,495
Communications - 6.4%
Amazon.com, Inc.*	476	88,693
Meta Platforms, Inc. — Class A	111	63,541
Alphabet, Inc. — Class A	298	49,423
Alphabet, Inc. — Class C	244	40,794
Netflix, Inc.*	21	14,895
Cisco Systems, Inc.	205	10,910
Verizon Communications, Inc.	233	10,464
Walt Disney Co.	104	10,004
Booking Holdings, Inc.	2	8,424
Comcast Corp. — Class A	196	8,187
Uber Technologies, Inc.*	106	7,967
AT&T, Inc.	289	6,358
T-Mobile US, Inc.	27	5,572
Palo Alto Networks, Inc.*	16	5,469
Arista Networks, Inc.*	13	4,990
Motorola Solutions, Inc.	11	4,946
Airbnb, Inc. — Class A*	22	2,790
CDW Corp.	9	2,037
eBay, Inc.	29	1,888
Corning, Inc.	36	1,625
Charter Communications, Inc. — Class A*	4	1,296
F5, Inc.*	5	1,101
GoDaddy, Inc. — Class A*	7	1,098
Omnicom Group, Inc.	10	1,034
Expedia Group, Inc.*	6	888
Warner Bros Discovery, Inc.*	90	742
Total Communications		355,136
Financial - 6.4%
Berkshire Hathaway, Inc. — Class B*	98	45,105
JPMorgan Chase & Co.	154	32,472
Visa, Inc. — Class A	88	24,196
Mastercard, Inc. — Class A	44	21,727
Bank of America Corp.	326	12,936
Goldman Sachs Group, Inc.	20	9,902
Wells Fargo & Co.	174	9,829
American Express Co.	32	8,678
Morgan Stanley	74	7,714
Marsh & McLennan Companies, Inc.	34	7,585
Chubb Ltd.	24	6,921
Progressive Corp.	27	6,852
Citigroup, Inc.	108	6,761
Prologis, Inc. REIT	47	5,935
BlackRock, Inc. — Class A	6	5,697
Blackstone, Inc. — Class A	36	5,512
Charles Schwab Corp.	85	5,509
American Tower Corp. — Class A REIT	23	5,349
Aflac, Inc.	42	4,696
Intercontinental Exchange, Inc.	29	4,658
U.S. Bancorp	100	4,573
Simon Property Group, Inc. REIT	27	4,564
KKR & Company, Inc. — Class A	34	4,440
PNC Financial Services Group, Inc.	22	4,067
CME Group, Inc. — Class A	18	3,972
AvalonBay Communities, Inc. REIT	17	3,829
Aon plc — Class A	11	3,806
Travelers Companies, Inc.	16	3,746
Welltower, Inc. REIT	29	3,713
Equinix, Inc. REIT	4	3,551
Prudential Financial, Inc.	28	3,391
Truist Financial Corp.	76	3,251
MetLife, Inc.	39	3,217
CBRE Group, Inc. — Class A*	25	3,112
Capital One Financial Corp.	20	2,995
Public Storage REIT	8	2,911
Extra Space Storage, Inc. REIT	16	2,883
VICI Properties, Inc. REIT	86	2,865
Mid-America Apartment Communities, Inc. REIT	18	2,860
Realty Income Corp. REIT	44	2,790
Loews Corp.	35	2,767
Bank of New York Mellon Corp.	37	2,659
Allstate Corp.	14	2,655
Crown Castle, Inc. REIT	22	2,610
Arthur J Gallagher & Co.	9	2,532
Alexandria Real Estate Equities, Inc. REIT	21	2,494
American International Group, Inc.	34	2,490
Digital Realty Trust, Inc. REIT	15	2,427
Ventas, Inc. REIT	32	2,052
Ameriprise Financial, Inc.	4	1,879
Arch Capital Group Ltd.*	16	1,790
Hartford Financial Services Group, Inc.	15	1,764
T. Rowe Price Group, Inc.	16	1,743
Discover Financial Services	12	1,683
Iron Mountain, Inc. REIT	14	1,664
M&T Bank Corp.	9	1,603
CoStar Group, Inc.*	21	1,584
Nasdaq, Inc.	21	1,533
Fifth Third Bancorp	35	1,499
State Street Corp.	15	1,327
Raymond James Financial, Inc.	10	1,225
Cincinnati Financial Corp.	8	1,089
Synchrony Financial	20	998
Principal Financial Group, Inc.	11	945
Weyerhaeuser Co. REIT	25	846
Total Financial		354,428
Consumer, Cyclical - 3.7%
Tesla, Inc.*	141	36,890
Home Depot, Inc.	53	21,476
Costco Wholesale Corp.	22	19,503
Walmart, Inc.	221	17,846
McDonald's Corp.	40	12,180
TJX Companies, Inc.	67	7,875
Lowe's Companies, Inc.	29	7,855
Starbucks Corp.	57	5,557
NIKE, Inc. — Class B	62	5,481
Chipotle Mexican Grill, Inc. — Class A*	69	3,976
Target Corp.	24	3,741
Marriott International, Inc. — Class A	14	3,480
O'Reilly Automotive, Inc.*	3	3,455
Lennar Corp. — Class A	18	3,375
AutoZone, Inc.*	1	3,150
WW Grainger, Inc.	3	3,116
DR Horton, Inc.	16	3,052
General Motors Co.	60	2,690
PACCAR, Inc.	27	2,664
Ross Stores, Inc.	17	2,559
Copart, Inc.*	45	2,358
Delta Air Lines, Inc.	46	2,336
Royal Caribbean Cruises Ltd.	13	2,306
Hilton Worldwide Holdings, Inc.	10	2,305
Fastenal Co.	30	2,143
Yum! Brands, Inc.	15	2,096
Genuine Parts Co.	14	1,955
Cummins, Inc.	6	1,943
Deckers Outdoor Corp.*	12	1,913
Ford Motor Co.	159	1,679
PulteGroup, Inc.	11	1,579
Darden Restaurants, Inc.	9	1,477
Aptiv plc*	20	1,440
Lululemon Athletica, Inc.*	5	1,357
Tractor Supply Co.	4	1,164
MGM Resorts International*	29	1,134
Best Buy Company, Inc.	10	1,033
Tapestry, Inc.	21	987
United Airlines Holdings, Inc.*	16	913
Las Vegas Sands Corp.	16	806
Ulta Beauty, Inc.*	2	778
Live Nation Entertainment, Inc.*	7	766
Dollar General Corp.	8	676
Carnival Corp.*	36	665
Dollar Tree, Inc.*	8	562
Total Consumer, Cyclical		206,292
Industrial - 3.2%
General Electric Co.	55	10,372
Caterpillar, Inc.	25	9,778
RTX Corp.	73	8,845
Union Pacific Corp.	35	8,627
Eaton Corporation plc	23	7,623
Honeywell International, Inc.	34	7,028
Lockheed Martin Corp.	11	6,430
Illinois Tool Works, Inc.	24	6,290
Deere & Co.	14	5,843
United Parcel Service, Inc. — Class B	42	5,726
3M Co.	39	5,331
Boeing Co.*	30	4,561
TransDigm Group, Inc.	3	4,281
Trane Technologies plc	11	4,276
Emerson Electric Co.	39	4,265
General Dynamics Corp.	14	4,231
Amphenol Corp. — Class A	62	4,040
Carrier Global Corp.	50	4,025
Parker-Hannifin Corp.	6	3,791
Waste Management, Inc.	18	3,737
Norfolk Southern Corp.	15	3,728
Northrop Grumman Corp.	7	3,697
GE Vernova, Inc.*	13	3,315
FedEx Corp.	12	3,284
AMETEK, Inc.	17	2,919
Ingersoll Rand, Inc.	29	2,847
CSX Corp.	81	2,797
Dover Corp.	14	2,684
Johnson Controls International plc	33	2,561
Westinghouse Air Brake Technologies Corp.	13	2,363
Republic Services, Inc. — Class A	11	2,209
Martin Marietta Materials, Inc.	4	2,153
Howmet Aerospace, Inc.	20	2,005
Old Dominion Freight Line, Inc.	10	1,986
L3Harris Technologies, Inc.	7	1,665
Otis Worldwide Corp.	16	1,663
Xylem, Inc.	12	1,620
Keysight Technologies, Inc.*	10	1,589
Veralto Corp.	12	1,342
Fortive Corp.	17	1,342
Vulcan Materials Co.	5	1,252
Garmin Ltd.	7	1,232
Axon Enterprise, Inc.*	3	1,199
Smurfit WestRock plc	23	1,137
Ball Corp.	16	1,086
Rockwell Automation, Inc.	4	1,074
Masco Corp.	12	1,007
Builders FirstSource, Inc.*	5	970
Stanley Black & Decker, Inc.	7	771
Generac Holdings, Inc.*	3	477
Total Industrial		177,074
Energy - 1.6%
Exxon Mobil Corp.	227	26,609
Chevron Corp.	89	13,107
ConocoPhillips	60	6,317
Williams Companies, Inc.	97	4,428
EOG Resources, Inc.	29	3,565
Kinder Morgan, Inc.	158	3,490
Hess Corp.	22	2,988
Schlumberger N.V.	71	2,978
Marathon Petroleum Corp.	17	2,769
Phillips 66	21	2,760
ONEOK, Inc.	30	2,734
Diamondback Energy, Inc.	11	1,896
Valero Energy Corp.	14	1,890
Occidental Petroleum Corp.	35	1,804
Targa Resources Corp.	11	1,628
Baker Hughes Co.	45	1,627
First Solar, Inc.*	5	1,248
Halliburton Co.	38	1,104
Devon Energy Corp.	23	900
Enphase Energy, Inc.*	6	678
Equities Corp.	18	660
Coterra Energy, Inc. — Class A	27	647
Total Energy		85,827
Utilities - 1.1%
NextEra Energy, Inc.	105	8,876
Duke Energy Corp.	59	6,803
Southern Co.	71	6,403
Sempra	58	4,850
American Electric Power Company, Inc.	45	4,617
CMS Energy Corp.	59	4,167
Edison International	46	4,006
Constellation Energy Corp.	15	3,900
Dominion Energy, Inc.	58	3,352
Public Service Enterprise Group, Inc.	26	2,319
Vistra Corp.	17	2,015
Exelon Corp.	49	1,987
Xcel Energy, Inc.	29	1,894
American Water Works Company, Inc.	12	1,755
PG&E Corp.	87	1,720
NRG Energy, Inc.	11	1,002
Total Utilities		59,666
Basic Materials - 0.9%
Linde plc	26	12,398
Ecolab, Inc.	18	4,596
Sherwin-Williams Co.	12	4,580
Freeport-McMoRan, Inc.	77	3,844
Air Products and Chemicals, Inc.	11	3,275
Newmont Corp.	59	3,154
DuPont de Nemours, Inc.	31	2,762
Dow, Inc.	39	2,131
Nucor Corp.	13	1,954
International Paper Co.	33	1,612
PPG Industries, Inc.	12	1,590
International Flavors & Fragrances, Inc.	14	1,469
LyondellBasell Industries N.V. — Class A	13	1,247
Steel Dynamics, Inc.	7	883
CF Industries Holdings, Inc.	9	772
Albemarle Corp.	6	568
Total Basic Materials		46,835
Total Common Stocks
(Cost $2,246,617)		2,473,824
EXCHANGE-TRADED FUNDS***,† - 0.9%
iShares 0-3 Month Treasury Bond ETF	501	50,461
Total Exchange-Traded Funds
(Cost $50,388)		50,461
CLOSED-END FUNDS***,† - 36.4%
Carlyle Alpinvest Private Markets Fund — Class I*	40,923	531,584
Hamilton Lane Private Assets Fund*,††	31,770	522,934
Golub Capital Private Credit Fund††	14,397	361,654
Opportunistic Credit Interval Fund — Class I	30,804	354,559
Variant Alternative Income Fund	8,750	237,224
Total Closed-End Funds
(Cost $1,972,740)		2,007,955
PRIVATE REAL ESTATE INVESTMENT TRUSTS†† - 6.4%
Blue Owl Real Estate Net Lease Trust	34,855	353,077
Total Private Real Estate Investment Trusts
(Cost $354,322)		353,077
MONEY MARKET FUND***,† - 6.1%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.85%[1]	338,395	338,395
Total Money Market Fund
(Cost $338,395)		338,395
	Face Amount
U.S. TREASURY BILLS†† - 6.0%
U.S. Treasury Bills
5.02% due 10/10/24[2]	$165,000	164,772
4.87% due 11/07/24[2]	165,000	164,161
Total U.S. Treasury Bills
(Cost $328,957)		328,933
Total Investments - 100.7%
(Cost $5,291,419)		5,552,645
Other Assets & Liabilities, net - (0.7)%		(37,227)
Total Net Assets - 100.0%		5,515,418

*	Non-income producing security
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 5.
††	Value determined based on Level 2 inputs — See Note 5.
1	Rate indicated is the 7-day yield as of September 30, 2024.
2	Rate indicated is the effective yield at the time of purchase plc — Public Limited Company
REIT — Real Estate Investment Trust

 See accompanying Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

ASSETS:
Investments, at value (cost $5,291,419)	$5,552,645
Receivables:
Dividends	6,547
Total assets	5,559,192

LIABILITIES:
Due to custodian	35,018
Payable for:
Investments purchased	5,430
Investment advisory fees	3,326
Total liabilities	43,774
NET ASSETS	$5,515,418

NET ASSETS CONSIST OF:
Additional paid-in capital	5,188,011
Total distributable earnings (loss)	327,407
NET ASSETS	$5,515,418
Shares outstanding (unlimited amount authorized)	510,717
Net asset value	$10.80

 See accompanying Notes to Financial Statements

Statement of Operations (Unaudited)

Six Months Ended September 30, 2024
INVESTMENT INCOME:
Dividends (net of foreign withholdings tax $1)	$55,064
Interest	28,676
Total investment income	83,740

EXPENSES:
Investment advisory fees	18,111
Total expenses	18,111
Net investment income	65,629

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(326)
Net realized loss	(326)
Net change in unrealized appreciation (depreciation) on:
Investments	226,726
Net change in unrealized appreciation (depreciation)	226,726
Net realized and unrealized gain	226,400
Net increase in net assets resulting from operations	$292,029

 See accompanying Notes to Financial Statements

Statements of Changes in Net Assets

	Six Months Ended September 30, 2024 (Unaudited)	Period from March 5, 2024 to March 31, 2024[a]

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$65,629	$48
Net realized gain on investments	(326)	830
Net change in unrealized appreciation (depreciation) on investments	226,726	34,500
Net increase in net assets resulting from operations	292,029	35,378

SHAREHOLDER TRANSACTIONS:
Proceeds from issuance of shares	2,105,489	2,983,565
Cost of shares redeemed	(1,043)	-
Net increase in net assets resulting from shareholder transactions	2,104,446	2,983,565
Net increase in net assets	2,396,475	3,018,943

NET ASSETS:
Beginning of period	3,118,943	100,000
End of period	$5,515,418	$3,118,943
(a)	Since commencement of operations

 See accompanying Notes to Financial Statements

Financial Highlights

	Six Months Ended September 30, 2024 (Unaudited)	Period Ended March 31, 2024[a]
Per Share Data:
Net asset value, beginning of period	$10.21	$10.00
Income from investment operations:
Net investment income[b]	0.14	- [c]
Net gain on investments (realized and unrealized)	0.45	0.21
Total from investment operations	0.59	0.21
Net asset value, end of period	$10.80	$10.21
Total Return[d]
Net asset value	5.78%	2.10%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$5,515	$3,119
Ratio to average net assets of:
Net investment income	2.72%	0.04%
Total expenses	0.75%	0.75%
Portfolio turnover rate	0.26%	1.76%

(a)	Since commencement of operations: March 5, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
(b)	Based on average shares outstanding.
(c)	Less than $0.01 per share.
(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

 See accompanying Notes to Financial Statements

Notes to Financial Statements (Unaudited)

Note 1 — Organization and Registration

Institutional Investment Strategy Fund (the “Fund”), a Delaware statutory trust, is a non-diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that continuously offers its shares of beneficial interest and is operated as an “interval fund.” The Fund was organized as a Delaware statutory trust on January 3, 2023, and commenced investment operations on March 5, 2024.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate, equally with other shares (i) in dividends and distributions declared by the Fund and (ii) upon liquidation, in the distribution of its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. The Fund offers one class of shares: Class I Shares.

Note 2 — Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies.

(a) Valuation of Investments
Pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Rule"), the Fund’s Board of Trustees (the “Board”) has designated the Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures. The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Valuations of the Fund's securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Rule. At least annually, the Adviser directs (or assists) the Fund's Principal Financial Officer to assess the material risks associated with the determination of the fair value of the Fund’s investments, including a review of any material conflicts of interest and an assessment by the Adviser’s management of such material risks. The Adviser reviews and approves a final risk assessment annually.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.

Money market funds, closed-end investment companies, and business development companies ("BDCs") are valued at the most recently published NAV per share of the underlying fund.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Securities representing an interest in another pooled investment vehicle (each, an “Underlying Private Fund”) will initially be assessed at the value provided by that Underlying Private Fund or its manager (each, an “Underlying Manager”). To arrive at the fair value of investments in Underlying Private Funds, the Adviser receives monthly or quarterly capital account statements from the Underlying Private Funds. Upon receipt of these statements, the Adviser makes a determination that the account statements are based on the fair value of underlying investments. In making such determination, the Adviser reviews and evaluates the valuation policies and procedures of the entity providing the statement. If necessary, the Adviser adjusts the account statements for underlying investments not held at fair value or to bring the fair value estimate in phase with the Adviser reporting date.

If market quotations are not readily available, securities are valued at fair value as set forth below. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of a security. In determining the fair value of a security for which there are no readily available market quotations, the Valuation Designee may consider several factors, including: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security. The Valuation Designee may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer.

(b) Use of Estimates
The preparation of the financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures, including contingent assets and liabilities, in the financial statement during the period reported. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

(c) Cash Equivalents and Short-Term Debt Securities
For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash equivalents and short-term debt securities. Short-term debt investments having a remaining maturity of 60 days or less when purchased will be valued at cost, adjusted for amortization of premiums and accretion of discounts.

(d) Mortgage-Backed Securities
The Fund may invest in a variety of mortgage-related and other asset-backed securities issued by government agencies or other governmental entities or by private originators or issuers.

Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), mortgage dollar rolls, CMO residuals, adjustable rate mortgage-backed securities (“ARMBS”), stripped mortgage-backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

(e) When-Issued and Forward Commitment Securities
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date.

(f) Business Development Companies
The Fund may invest in different types of investment companies from time to time, including business development companies (“BDCs”). A BDC is a less common type of an investment company that more closely resembles an operating company than a typical investment company. BDCs generally focus on investing in, and providing managerial assistance to, small, developing, financially troubled, private companies or other companies that may have value that can be realized over time and with managerial assistance.

(g) Foreign Taxation
Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. It is not generally expected that the Fund will be eligible to make this election.

(h) Security Transactions and Investment Income and Realized Gain and Loss
Investment security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(i) Distributions to Shareholders
The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income will be made annually and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

(j) Indemnification
The Fund indemnifies its officers and Board for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(k) Commitments and Contingencies
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s statement of assets and liabilities.

(l) Contributions Made in Advance
Contributions made in advance represent amounts paid to closed end funds and BDCs for an investment in their respective companies with an effective date after September 30, 2024.

Note 3 — Investment Advisory Fees

Pursuant to an Investment Advisory Agreement between the Fund and the Buena Capital Advisors, LLC (the "Adviser"), the Adviser, among other things, manages the investment and reinvestment of the Fund’s assets; executes and delivers all documents relating to the investments of the Fund and the placing of orders for purchases and sales of portfolio investments; and reviews, supervises, and administers the Fund’s investments consistent with the Fund’s objectives and strategies. In consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a base management fee.  The base management fee (the "Advisory Fee") is calculated daily and payable monthly in arrears at the annual rate of 0.75% of the Fund’s average daily net assets during such period. For the fiscal period ended September 30, 2024, the Adviser earned $18,111.

The Adviser agrees to pay all expenses incurred by the Fund except for the Advisory Fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, shareholder servicing fees, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Adviser shall be responsible for all reasonable costs and expenses associated with any special meetings of the Fund or shareholders convened for the primary benefit of the Adviser (the legal fees associated with preparing a proxy statement and associated mailing and solicitations costs).

Pursuant to a Sub-Advisory Agreement between the Adviser and Rhumbline Advisers, LP (the “Sub-Adviser”), the Sub-Adviser under the supervision of the Fund’s Board and the Adviser, provides a continuous investment program for a designated portion of the Fund’s portfolio; provides investment research; makes and executes recommendations for the purchase and sale of securities; and provides certain facilities and personnel. As compensation for its services, the Adviser pays the Sub-Adviser a fee, in an annual amount equal to 0.04% of the Fund’s average daily net assets during such period, with a minimum of $15,000 annually. The Sub-Adviser’s fee is paid from the Advisory Fee and not by the Fund.

Note 4 — Agreements

Fund Administrator, Fund Accountant and Transfer Agent and Expenses
MUFG Investor Services (US), LLC (“MUIS”) serves as Fund Administrator, Fund Accountant and Transfer Agent for the Fund pursuant to a Services Agreement with the Fund.

In its role as Fund Administrator and the Fund Accountant, MUIS is responsible for maintaining the books and records of the Fund’s securities. As Transfer Agent, MUIS responsible for maintaining all shareholder records of the Fund. For providing these services, MUIS is entitled to receive a monthly fee and out of pocket expenses. The amounts owed to MUIS under the Services Agreement are paid from the Advisory Fee.

Custody Fees and Expenses
Fifth Third Bank (“FTB”) serves as the custodian for the securities and cash of the Fund’s portfolio pursuant to a custody agreement with the Fund. FTB holds the Fund’s assets in safekeeping and maintains all necessary records and documents relating to its duties and receives customary fees, paid by the Adviser, for such services.
Note 5 — Fair Value Measurement

The Fund follows ASC Topic 820, Fair Value Measurements and Disclosures, (“ASC 820”) for measuring the fair value of portfolio investments. Fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. The valuation hierarchical levels are based upon the transparency of the inputs to the valuation of the investment as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels are defined as follows:

Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities at the measurement date that the Fund has the ability to access.

Level 2 — Valuations based on inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable at the measurement date. This category includes quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in non-active markets including actionable bids from third parties for privately held assets or liabilities, and observable inputs other than quoted prices such as yield curves and forward currency rates that are entered directly into valuation models to determine the value of derivatives or other assets or liabilities.

Level 3 — Valuations based on inputs that are unobservable and where there is little, if any, market activity at the measurement date. The inputs for the determination of fair value may require significant management judgment or estimation and are based upon management’s assessment of the assumptions that market participants would use in pricing the assets or liabilities. These investments include debt and equity investments in private companies or assets valued using the market or income approach and may involve pricing models whose inputs require significant judgment or estimation because of the absence of any meaningful current market data for identical or similar investments. The inputs in these valuations may include, but are not limited to, capitalization and discount rates, beta and EBITDA multiples. The information may also include pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimer would result in classification as Level 3 information, assuming no additional corroborating evidence.

Routine fair valuations are intended to reflect fair valuations that are determined from the application of a consistent methodology in specific situations with observable inputs. Non-routine fair valuations include all other fair value situations. In a non-routine fair value situation, the Valuation Designee will e-mail the Administrator and other applicable Trust Officers the value to be used along with all relevant information that was used in determining such fair valuation.

ASC 820-10-35-41C(a) provides a practical expedient for the fair value measurement of a large number of similar assets or liabilities for which quoted prices in active markets are available, but not readily accessible. In accordance with this guidance, fair value may be measured by using an alternative pricing method (e.g., matrix pricing) instead of obtaining quoted prices for each individual security, provided that the reporting entity demonstrates that the method replicates actual prices. If an alternative pricing method is used as a practical expedient, the resulting fair value measurement will be Level 2, not Level 1 as it would have been had the quoted prices been used.

The Adviser will review the appropriateness and accuracy of the aforementioned valuation methodologies at least annually and make any necessary adjustments and amendments to this policy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

 The following table summarizes the inputs used to value the Fund's investments at September 30, 2024:

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,473,824	$-	$-	$2,473,824
Exchange-Traded Funds	50,461	-	-	50,461
Closed-End Funds	1,123,367	884,588	-	2,007,955
Money Market Fund	338,395	-	-	338,395
U.S. Treasury Bills	-	328,933	-	328,933
Private Real Estate Investment Trusts	-	353,077	-	353,077
Total Assets	$3,986,047	$1,566,598	-	$5,552,645

Note 6 — Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At September 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation / (Depreciation)
$ 5,291,420	$ 318,910	$ (57,685)	$ 261,225

Note 7 — Securities Transactions

For the period ended September 30, 2024, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments, were as follows:

Purchases	Sales
$2,984,275	$8,883

There were no purchases or sales of U.S. Government securities during the period ended September 30, 2024

Note 8 — Capital Shares of Beneficial Interest
The Fund has an unlimited amount of shares of beneficial interest, no par value, authorized and 510,717 shares issued and outstanding. Transactions in shares of beneficial interest were as follows:

	Period Ended September 30, 2024	Period Ended March 31, 2024
Beginning shares	305,359	10,000
Shares issued	205,458	295,359
Shares redeemed	(100)	-
Ending shares	510,717	305,359

Note 9 — Repurchase Offers

In order to provide liquidity to shareholders, the Fund has adopted a fundamental policy that it will make quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at NAV less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (between 21 to 42 days following the date the repurchase offer is made (or the preceding business day if the New York Stock Exchange is closed on that day), as specified by the Fund) or the next business day if the 14th day is not a business day.

During the six months ended September 30, 2024, the Fund completed one quarterly repurchase offer. The Fund offered to repurchase up to 5% of the number of its outstanding shares as of the Repurchase Pricing Dates. The results of the repurchase offers were as follows:

Repurchase Offer
Commencement Date	June 28, 2024
Repurchase Request Deadline	July 29, 2024
Repurchase Pricing Date	July 29, 2024

Net Asset Value As of Repurchase Offer Date:	$10.43
Amount Repurchased:	$1,043
Total Number of Shares Tendered:	100
Percentage of Shares Tendered that were Repurchased:	0.02%

Quarterly repurchases by the Fund of its shares typically will be funded from borrowing proceeds, available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its gross assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV.

Repurchases of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Note 10 –– Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2024, Matthew Pauker (principal of the Adviser and Principal Financial Officer of the Fund) owned approximately 29% and Wenwen McElhoe (Wendy Li) (principal of the Adviser and Chief Investment Officer of the Fund) owned approximately 36% of the oustanding shares of the Fund.

Note 11 — Subsequent Events

The Adviser has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statement.

As outlined in the Fund's Quarterly Repurchase Offer Notice dated September 27, 2024, the Fund offered to repurchase up to 5% of its outstanding shares (the “Repurchase Offer”) at the net asset value of such shares on October 28, 2024 (the “Repurchase Date”). Subsequently, no requests for repurchase were received during this offer period.

On November 26, 2024, the U.S. Securities and Exchange Commission issued a Multi-Class Exemption (Investment Company Act Release No. 35398) (File no. 812 15580) permitting the Fund to offer multiple share classes. Pursuant to such relief, the Fund’s commenced offering an “Investor” share class. The Fund’s Class I shares were renamed “Founder Class” shares.

Other Information (Unaudited)

Federal Income Tax Information

This information is being provided as required by the Internal Revenue Code.

In January 2025, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2024.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund generally classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12- month period ending June 30th are available to shareholders without charge, upon request by calling the Advisor toll free at (800) 535-7096 or on the SEC’s web site at www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT. Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is also available upon request by calling 1-800-535-7096.

Consideration of the Amendment to Investment Advisory Agreement
In connection with a meeting held on August 16, 2024, the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the 1940 Act discussed the approval of an amended investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Fund In considering the approval of the amended Advisory Agreement, the Board received materials specifically relating to the Fund, the Adviser and the amended Advisory Agreement.
The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the amended Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the amended Advisory Agreement.
In considering the approval of the amended Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
Nature, Extent and Quality of Services.  The Board noted that the Adviser was newly founded and registered with the SEC and that the Fund was the Adviser’s sole client.  It remarked that the personnel of the Adviser had 17 years’ experience managing multi-asset class portfolios on behalf of institutional endowments and foundations and had outstanding academic credentials.  The Board reviewed that the Adviser intended to engage with market participants to identify the best risk-adjusted investment opportunities and would focus on opportunities that were structurally persistent or could be expected to last through an economic cycle.  The Board discussed that the Adviser conducted due diligence of potential investments through a combination of quantitative and qualitative analysis.  It observed that the Adviser used daily compliance checklists designed to ensure compliance with all statutory and regulatory requirements, including all investments restrictions and limitations set forth in the Fund’s prospectus, and that the Adviser’s Chief Compliance Officer reviewed and oversaw the implementation of the Fund’s compliance policies and procedures.  The Board noted that the Adviser had business continuity and disaster recovery plans in place.  The Board concluded that the Adviser could be expected to provide quality service to the Fund and its shareholders.
Performance.   The Board acknowledged that the Adviser was newly launched and had not had sufficient time to generate meaningful performance history to evaluate.  The Board noted that in the four months since the Fund’s inception, the Fund lagged its benchmark, but noted that the Adviser explained that the Fund had a higher cash balance than the Fund would be expected to have going forward, and that such cash drag detracted from the Fund’s performance.  The Board determined that it the Adviser should be allowed to manage the Fund over a full market cycle and that the Fund’s performance thus far had been acceptable.
Fees and Expenses.   The Board remarked that the Adviser had a unitary fee for the Fund, and that such fee was lower significantly lower than the average of its peer group and the Multistrategy Morningstar Category.  The Board observed that the Fund’s expense ratio was similarly lower than the average of its peer group and Morningstar category.  The Board agreed that the advisory fee for the Fund was not unreasonable.
Profitability.  The Board reviewed the Adviser’s projected profitability analysis and noted that the Adviser anticipated a small profit in Year 1 and a reasonable profit in Year 2 before amounts spent on marketing and distribution were taken into consideration.  The Board concluded that the Adviser’s projected profits were not excessive.
Economies of Scale.  The Board noted that economies of scale had not yet been reached as the Fund had only recently launched.  The Board discussed future opportunities for breakpoints as the assets of the Fund grew.
Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the amendment to the advisory agreement was in the best interests of the Fund, its wholly owned subsidiary, and its shareholders.
*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert

The Audit Committee has designated Brian O’Neil as its financial expert as defined by the Sarbanes Oxley Act of 2002.  Mr. O’Neil is independent because (i) he does not accept directly or indirectly any consulting, advisory, or other compensatory fee from the Fund other than in his capacity as a member of the Audit Committee and Board of Trustees, and (ii) is not an “interested person” of the Fund as defined in Section 2(a)(19) of the 1940 Act.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the semi-annual report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s President and Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(3) Certifications pursuant to Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Institutional Investment Strategy Fund
By (Signature and Title)	/s/ Arash Ghodoosi
Arash Ghodoosi, President
(Principal Executive Officer)
Date	November 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	Institutional Investment Strategy Fund
By (Signature and Title)	/s/ Arash Ghodoosi
Arash Ghodoosi, President
(Principal Executive Officer)
Date	November 27, 2024

(Registrant)	Institutional Investment Strategy Fund
By (Signature and Title)	/s/ Matthew Pauker
Matthew Pauker, Treasurer
(Principal Financial Officer)
Date	November 27, 2024